TAXES	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
TAXES

NOTE 18 – TAXES

Enterprise income taxes (“EIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Leishen Energy Holding Co., Ltd. is incorporated in Cayman Islands as an offshore holding company and is not subject to tax on income or capital gains under the laws of Cayman Islands.

Leishen Energy Group Holding Co., Limited is incorporated in Hong Kong as a holding company with no activities. Under the Hong Kong tax laws, an entity is not subject to income tax if no revenue is generated in Hong Kong.

Leishen Energy Group Co., Limited is incorporated in Hong Kong, exempted from profit tax on its foreign-sourced income, and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemptions may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since China Oil Blue Ocean was approved as an HNTE in December 2022, China Oil Blue Ocean is entitled to a reduced income tax rate of 15% beginning October 2022 and is able to enjoy the reduced income tax rate through October 2025. In October 2025, China Oil Blue Ocean renewed its HNTE certification for another three years. Since ZJY Technologies was approved as an HNTE in December 2022, ZJY Technologies is entitled to a reduced income tax rate of 15% beginning October 2022 and is able to enjoy the reduced income tax rate through October 2025. In December 2025, ZJY Technologies renewed its HNTE certification for another three years.

ASC 740-10-25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. There were no material uncertain tax positions as of March 31, 2026 and September 30, 2025. As of the date of which the condensed consolidated financial statements is released, the tax years ended December 31, 2021 through December 31, 2025 for the Company’s PRC subsidiaries remain open for statutory examination for PRC tax.

(Loss) income before income taxes consisted of:

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
China	$(1,953,913)	$(954,020)
Loss before income taxes	$(1,953,913)	$(954,020)

The income tax (benefit) expense is consisted of the following:

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Current
China	$31,211	$(40,787)
Deferred
China	(148,385)	55,422
Income tax (benefit) expense	$(117,174)	$14,635

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Six Months Ended March 31,
	2026		2025
	(Unaudited)		(Unaudited)
Income tax at expected tax rates	$(488,479)	25.0%	$(238,505)	25.0%
Additional deduction of research and development expenses	(14,617)	0.7%	(12,980)	1.4%
Non-deductible expenses	23,652	(1.2)%	14,911	(1.6)%
Effect of PRC preferential tax rates (1)	(1,240,612)	63.6%	202,166	(21.1)%
Non-PRC entities not subject to PRC tax (2)	585,288	(30.0)%	20,217	(2.2)%
Change of valuation allowance (3)	1,017,594	(52.1)%	-	-
Other	-	-	28,826	(3.0)%
Effective tax rate	$(117,174)	6.0%	$14,635	(1.5)%

(1)

China Oil Blue Ocean and ZJY Technologies were approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%. Xinjiang Breslin is registered in the Khorgos Economic Development Zone, enjoying a preferential policy of full exemption from corporate income tax for five years.

For the six months ended March 31,2026, net income generated by Xinjiang Breslin was offset by the losses of other subsidiaries of the Company, therefore the preferential tax rate of Xinjiang Breslin increased the overall effective tax rate of the Company.

(2)	Leishen Hong Kong is a non-PRC entity not subject to PRC corporate income tax policies. For the six months ended March 31,2026, with the Company in an overall loss position, the net loss of Leishen Hong Kong decreased the overall effective tax rate of the Company.

(3)	Since 2025, ZJY Technologies, Leishen Services, and certain other companies have incurred continuous net losses. As ZJY Technologies and Leishen Services may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance for its deferred tax assets as of March 31, 2026.

Deferred tax assets and liabilities

Components of deferred tax assets and liabilities were as follows:

	March 31, 2026	September 30, 2025
	(Unaudited)
Deferred tax assets
Allowance for doubtful accounts	$1,525,526	$1,229,011
Impairment of a long-term investment
Unbilled cost	4,045,974	3,533,431
Net operating loss carryforwards	1,017,594	408,789
Total deferred tax assets	6,589,094	5,171,231
Less: valuation allowance	(1,017,594)	-
Deferred tax assets, net	5,571,500	5,171,231
Deferred tax liabilities
Unbilled revenue	(4,692,113)	(4,350,674)
Other	(110,478)	(218,299)
Total deferred tax liabilities	(4,802,591)	(4,568,973)
Net deferred tax assets	$768,909	$602,258

Taxes Payable

Taxes payable consisted of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
VAT payable	$1,629,024	$857,680
Income taxes payable	2,990,430	2,915,661
Other	9,484	8,397
Total	$4,628,938	$3,781,738

Uncertain tax positions

There were no uncertain tax positions as of March 31, 2026 and September 30, 2025 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions.